COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
Note 10 - Commitments and Contingencies

Supply Agreement - between Stevia Ventures International Ltd. and Asia Stevia Investment Development Company Ltd.

On April 12, 2011, Stevia Ventures International Ltd, a subsidiary of the Company entered into a Supply Agreement (the "Supply Agreement") with Asia Stevia Investment Development Company Ltd ("ASID"), a foreign-invested limited liability company incorporated in Vietnam.

(i)  Scope of Services

Under the terms of the Agreement, the Company engaged ASID to plant the Stevia Seedlings and supply the Products only to the Company to the exclusion of other customers and the Company is desirous to purchase the same, on the terms and conditions as set out in this Agreement produce Products and the Company purchase the Products from ASID.

(ii)  Term

This Agreement shall come into force on the date of signing and, subject to earlier termination pursuant to certain clauses specified in the Agreement, shall continue in force for a period of three (3) years ("Term") and thereafter automatically renew on its anniversary each year for an additional period of one (1) year ("Extended Term").

(iii)  Purchase Price

ASID and the Company shall review and agree, on or before September 30th of each year, on the quantity of the Products to be supplied by ASID to the Company in the forthcoming year and ASID shall provide the Company with prior written notice at any time during the year following the revision if it has reason to believe that it would be unable to fulfill its forecast volumes under this clause.

Supply Agreement - between Stevia Ventures International Ltd. And Stevia Ventures Corporation

On April 12, 2011, Stevia Ventures International Ltd, a subsidiary of the Company also entered into a Supply Agreement (the "Supply Agreement") with Stevia Ventures Corporation ("SVC"), a foreign-invested limited liability company incorporated in Vietnam.

(i)  Scope of Services

Under the terms of the Agreement, the Company engaged SVC to plant the Stevia Seedlings and supply the Products only to the Company to the exclusion of other customers and the Company is desirous to purchase the same, on the terms and conditions as set out in this Agreement produce Products and the Company purchase the Products from SVC.

(ii)  Term

This Agreement shall come into force on the date of signing and, subject to earlier termination pursuant to certain clauses specified in the Agreement, shall continue in force for a period of three (3) years ("Term") and thereafter automatically renew on its anniversary each year for an additional period of one (1) year ("Extended Term").

(iii)  Purchase Price

SVC and the Company shall review and agree, on or before September 30th, of each Year on the quantity of the Products to be supplied by SVC to the Company in the forthcoming year and SVC shall provide the Company with prior written notice at any time during the year following the revision if it has reason to believe that it would be unable to fulfill its forecast volumes under this clause.

Consulting Agreement - Dorian Banks

Entry into Consulting Agreement

On July 1, 2011 the Company entered into a consulting agreement (the "Consulting Agreement") with Dorian Banks ("Banks").

(i)  Scope of Services

Under the terms of the Consulting Agreement, the Company engaged the Consultant to provide advice in general business development, strategy, assistance with new business and land acquisition, introductions, and assistance with Public Relations ("PR") and Investor Relations ("IR").

(ii)  Term

The term of this Agreement shall be six (6) months, commencing on July 1, 2011 and continue until December 31, 2011. This Agreement may be terminated by either the Company or the Consultant at any time prior to the end of the Consulting Period by giving thirty (30) days written notice of termination. Such notice may be given at any time for any reason, with or without cause. The Company will pay Consultant for all Service performed by Consultant through the date of termination.

(iii)  Compensation

The Company shall pay the Consultant a fee of $3,000 per month.

Extension of the Consulting Agreement

On December 30, 2011, the Consulting Agreement was extended with the same terms and conditions to expire on March 31, 2013.

Expiration of the Consulting Agreement

The Consulting Agreement expired on March 31, 2013 with no further extension.

Summary of the Consulting Fees

For the fiscal year ended March 31, 2013 and for the period from April 11, 2011 (inception) through March 31, 2012, the Company recorded $41,250 and $27,000 in consulting fees under the Consulting Agreement, respectively.

Financing Consulting Agreement - David Clifton

Entry into Financial Consulting Agreement

On July 1, 2011 the Company entered into a consulting agreement (the "Consulting Agreement") with David Clifton ( "Clifton").

(i)  Scope of Services

Under the terms of the Consulting Agreement, the Company engaged Clifton to introduce interested investors to the Company, advise the Company on available financing options and provide periodic updates on the stevia sector and provide insights and strategies for the Company to undertake.

(ii)  Term

The term of this Agreement shall be six (6) months, commencing on July 1, 2011 and continuing until December 31, 2011. This Agreement may be terminated by either the Company or Clifton at any time prior to the end of the consulting period by giving thirty (30) days written notice of termination. Such notice may be given at any time for any reason, with or without cause. The Company will pay Clifton for all service performed by him through the date of termination.

On December 31, 2011, the financial consulting agreement expired.

(iii)  Compensation

The Company shall pay Clifton a fee of $3,000 per month.

Summary of the Consulting Fees

For the period from April 11, 2011 (inception) through December 31, 2011, the Company recorded $18,000 in financing cost under this Financing Consulting Agreement.

Entry into Engagement Agreement - Garden State Securities Inc.

On June 18, 2012, the Company entered into an engagement agreement (the "Agreement") with Garden State Securities Inc. ("GSS") for GSS to act as a selling/placement agent for the Company.

(i)  Scope of Services

Under the terms of the Agreement, the Company engaged GSS to review the business and operations of the Company and its historical and projected financial condition, advise the Company on a "best efforts" Private Placement offering of debt or equity securities to fulfill the Company's business plan, and contacts for the Company possible financing sources.

(ii)  Term

GSS shall act as the Company's exclusive placement agent for the period of the later of; (i) 60 days from the execution of the term sheet; or (ii) the final termination date of the securities financing (the "Exclusive Period"). GSS shall act as the Company's non-exclusive placement agent after the Exclusive Period until terminated.

(iii)  Compensation

The Company agrees to pay to GSS at each full or incremental closing of any equity financing, convertible debt financing, debt conversion or any instrument convertible into the Company's common stock (the "Securities Financing") during the Exclusive Period; (i) a cash transaction fee in the amount of 8% of the amount received by the Company under the Securities Financing; and (ii) warrants (the "Warrants") with "piggy back" registration rights, equal to 8% of the stock issued in the Securities Financing at an exercise price equal to the investors' warrant exercise price of the Securities Financing or the price of the Securities Financing if no warrants are issued to investors.  The Company will also pay, at closing, the expense of GSS's legal counsel pursuant to the Securities Financing and/or Shelf equal to $25,000 for Securities Financing and/or Shelf resulting in equal to or greater than $500,000 of gross proceeds to the Company, and $18,000 for a Securities Financing and/or Shelf resulting in less than $500,000 of gross proceeds to the Company.  In addition, the Company shall cause, at its cost and expense, the "Blue sky filing" and Form D in due and proper form and substance and in a timely manner.

Note 14 - Commitments and Contingencies

Supply Agreement - between Stevia Ventures International Ltd. and Asia Stevia Investment Development Company Ltd.

On April 12, 2011, Stevia Ventures International Ltd, a subsidiary of the Company entered into a Supply Agreement (the "Supply Agreement") with Asia Stevia Investment Development Company Ltd ("ASID"), a foreign-invested limited liability company incorporated in Vietnam.

(I) Scope of Services

Under the terms of the Agreement, the Company engaged ASID to plant the Stevia Seedlings and supply the Products only to the Company to the exclusion of other customers and the Company is desirous to purchase the same, on the terms and conditions as set out in this Agreement produce Products and the Company purchase the Products from ASID.

(ii) Term

This Agreement shall come into force on the date of signing and, subject to earlier termination pursuant to certain clauses specified in the Agreement, shall continue in force for a period of three (3) years ("Term") and thereafter automatically renew on its anniversary each year for an additional period of one (1) year ("Extended Term").

(iii) Purchase Price

ASID and the Company shall review and agree, on or before September 30th of each year, on the quantity of the Products to be supplied by ASID to the Company in the forthcoming year and ASID shall provide the Company with prior written notice at any time during the year following the revision if it has reason to believe that it would be unable to fulfill its forecast volumes under this clause.

Supply Agreement - between Stevia Ventures International Ltd. And Stevia Ventures Corporation

On April 12, 2011, Stevia Ventures International Ltd, a subsidiary of the Company also entered into a Supply Agreement (the "Supply Agreement") with Stevia Ventures Corporation ("SVC"), a foreign-invested limited liability company incorporated in Vietnam.

(i) Scope of Services

Under the terms of the Agreement, the Company engaged SVC to plant the Stevia Seedlings and supply the Products only to the Company to the exclusion of other customers and the Company is desirous to purchase the same, on the terms and conditions as set out in this Agreement produce Products and the Company purchase the Products from SVC.

(ii) Term

This Agreement shall come into force on the date of signing and, subject to earlier termination pursuant to certain clauses specified in the Agreement, shall continue in force for a period of three (3) years ("Term") and thereafter automatically renew on its anniversary each year for an additional period of one (1) year ("Extended Term").

(iii) Purchase Price

SVC and the Company shall review and agree, on or before September 30th, of each Year on the quantity of the Products to be supplied by SVC to the Company in the forthcoming year and SVC shall provide the Company with prior written notice at any time during the year following the revision if it has reason to believe that it would be unable to fulfill its forecast volumes under this clause.

Consulting Agreement - Dorian Banks

Entry into Consulting Agreement

On July 1, 2011 the Company entered into a consulting agreement (the "Consulting Agreement") with Dorian Banks ("Banks").

(i) Scope of Services

Under the terms of the Consulting Agreement, the Company engaged the Consultant to provide advice in general business development, strategy, assistance with new business and land acquisition, introductions, and assistance with Public Relations ("PR") and Investor Relations ("IR").

(ii) Term

The term of this Agreement shall be six (6) months, commencing on July 1, 2011 and continue until December 31, 2011. This Agreement may be terminated by either the Company or the Consultant at any time prior to the end of the Consulting Period by giving thirty (30) days written notice of termination. Such notice may be given at any time for any reason, with or without cause. The Company will pay Consultant for all Service performed by Consultant through the date of termination.

(iii) Compensation

The Company shall pay the Consultant a fee of $3,000 per month.

Extension of the Consulting Agreement

On December 30, 2011, the Consulting Agreement was extended with the same terms and conditions to expire on March 31, 2013.

Expiration of the Consulting Agreement

The Consulting Agreement expired on March 31, 2013 with no further extension.

Summary of the Consulting Fees

For the fiscal year ended March 31, 2013 and for the period from April 11, 2011 (inception) through March 31, 2012, the Company recorded $41,250 and $27,000 in consulting fees under the Consulting Agreement, respectively.

Financing Consulting Agreement - David Clifton

Entry into Financial Consulting Agreement

On July 1, 2011 the Company entered into a consulting agreement (the "Consulting Agreement") with David Clifton ( "Clifton").

(i) Scope of Services

Under the terms of the Consulting Agreement, the Company engaged Clifton to introduce interested investors to the Company, advise the Company on available financing options and provide periodic updates on the stevia sector and provide insights and strategies for the Company to undertake.

(ii) Term

The term of this Agreement shall be six (6) months, commencing on July 1, 2011 and continuing until December 31, 2011. This Agreement may be terminated by either the Company or Clifton at any time prior to the end of the consulting period by giving thirty (30) days written notice of termination. Such notice may be given at any time for any reason, with or without cause. The Company will pay Clifton for all service performed by him through the date of termination.

On December 31, 2011, the financial consulting agreement expired.

(iii) Compensation

The Company shall pay Clifton a fee of $3,000 per month.

Summary of the Consulting Fees

For the period from April 11, 2011 (inception) through December 31, 2011, the Company recorded $18,000 in financing cost under this Financing Consulting Agreement.

Entry into Engagement Agreement - Garden State Securities Inc.

On June 18, 2012, the Company entered into an engagement agreement (the "Agreement") with Garden State Securities Inc. ("GSS") for GSS to act as a selling/placement agent for the Company.

(i) Scope of Services

Under the terms of the Agreement, the Company engaged GSS to review the business and operations of the Company and its historical and projected financial condition, advise the Company on a "best efforts" Private Placement offering of debt or equity securities to fulfill the Company's business plan, and contacts for the Company possible financing sources.

(ii) Term

GSS shall act as the Company's exclusive placement agent for the period of the later of; (i) 60 days from the execution of the term sheet; or (ii) the final termination date of the securities financing (the "Exclusive Period"). GSS shall act as the Company's non-exclusive placement agent after the Exclusive Period until terminated.

(iii) Compensation

The Company agrees to pay to GSS at each full or incremental closing of any equity financing, convertible debt financing, debt conversion or any instrument convertible into the Company's common stock (the "Securities Financing") during the Exclusive Period; (i) a cash transaction fee in the amount of 8% of the amount received by the Company under the Securities Financing; and (ii) warrants (the "Warrants") with "piggy back" registration rights, equal to 8% of the stock issued in the Securities Financing at an exercise price equal to the investors' warrant exercise price of the Securities Financing or the price of the Securities Financing if no warrants are issued to investors.  The Company will also pay, at closing, the expense of GSS's legal counsel pursuant to the Securities Financing and/or Shelf equal to $25,000 for Securities Financing and/or Shelf resulting in equal to or greater than $500,000 of gross proceeds to the Company, and $18,000 for a Securities Financing and/or Shelf resulting in less than $500,000 of gross proceeds to the Company.  In addition, the Company shall cause, at its cost and expense, the "Blue sky filing" and Form D in due and proper form and substance and in a timely manner.